Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Category	Estimated useful life

Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets weighted average useful lives
Purchased software	5.8 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years